9 Investment in associate	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Investment in associate
9	Investment in associate

In connection with the corporate reorganization, described in Note 1 regarding the merger with BR Health, the Company acquired a 30% interest in UEPC, a medical school located in the Federal District, that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The following table illustrates the summarized financial information of the Company’s investment in UEPC:

	December 31, 2020	December 31, 2019

Current assets	55,413	26,762
Non-current assets	82,575	77,031
Current liabilities	(34,531)	(29,328)
Non-current liabilities	(76,132)	(66,294)
Equity	27,325	8,171
Company’s share in equity – 30%	8,227	2,451
Goodwill	43,183	43,183
Carrying amount of the investment	51,410	45,634

Net revenue	113,965	85,816
Cost of services	(55,926)	(39,459)
General and administrative expenses	(27,341)	(29,476)
Finance result	(4,882)	(4,121)
Income before income taxes	25,816	12,760
Income taxes expenses	(252)	(2,275)
Net income for the year	25,564	10,485
Company’s share of income for the year	7,698	2,362

	December 31, 2020	December 31, 2019
Opening balance	45,634	-
Acquisition of minority interest (15%) in March 2019	-	24,458
Acquisition of additional minority interest (15%) in June 2019	-	24,457
Dividends receivable (included in Other assets)	(1,922)	(5,643)
Share of income	7,698	2,362
Closing balance	51,410	45,634

The Company tests at least annually the recoverability of the carrying amount of goodwill and there was no impairment for this goodwill.